Cover	Jun. 25, 2021
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Jun. 25, 2021
Entity Registrant Name	STEM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-251397
Entity Tax Identification Number	85-1972187
Entity Address, Address Line One	100 Rollins Road,
Entity Address, City or Town	Millbrae
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94030
City Area Code	415
Local Phone Number	937-7816
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001758766
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	STEM
Security Exchange Name	NYSE
Common Stock Warrants
Entity Listings [Line Items]
Title of 12(b) Security	Warrants exercisable for Common Stock
Trading Symbol	STEM WS
Security Exchange Name	NYSE